Quarterly Holdings Report
for

Fidelity® Mid Cap Value Index Fund

September 30, 2020

MCQ-QTLY-1120
1.9896346.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	96,236	$971,021
GCI Liberty, Inc. (a)	8,676	711,085
		1,682,106
Entertainment - 0.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	5,174	49,050
Class B (a)	9,910	86,415
Madison Square Garden Entertainment Corp. (a)	1,615	110,611
Take-Two Interactive Software, Inc. (a)	732	120,941
The Madison Square Garden Co. (a)	1,666	250,700
Zynga, Inc. (a)	13,629	124,296
		742,013
Interactive Media & Services - 1.1%
Pinterest, Inc. Class A (a)	6,055	251,343
TripAdvisor, Inc.	8,723	170,884
Twitter, Inc. (a)	67,651	3,010,470
Zillow Group, Inc.:
Class A (a)	4,552	462,210
Class C (a)(b)	10,933	1,110,683
		5,005,590
Media - 2.3%
Discovery Communications, Inc.:
Class A (a)(b)	13,725	298,793
Class C (non-vtg.) (a)	28,620	560,952
DISH Network Corp. Class A (a)	21,604	627,164
Fox Corp.:
Class A	29,681	826,022
Class B	14,201	397,202
Interpublic Group of Companies, Inc.	34,170	569,614
John Wiley & Sons, Inc. Class A	3,744	118,722
Liberty Broadband Corp.:
Class A (a)	2,260	320,491
Class C (a)	9,144	1,306,403
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	17,449	632,875
Liberty Media Class A (a)	2,173	72,817
Liberty SiriusXM Series A (a)	6,591	218,623
Liberty SiriusXM Series C (a)	13,342	441,353
News Corp.:
Class A	34,068	477,633
Class B	10,529	147,195
Nexstar Broadcasting Group, Inc. Class A	1,260	113,312
Omnicom Group, Inc.	18,699	925,601
Sirius XM Holdings, Inc.	41,720	223,619
The New York Times Co. Class A	14,315	612,539
ViacomCBS, Inc.:
Class A	912	27,624
Class B (b)	47,752	1,337,534
		10,256,088
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	8,730	160,981
U.S. Cellular Corp. (a)	1,261	37,237
		198,218

TOTAL COMMUNICATION SERVICES		17,884,015

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.9%
Aptiv PLC	23,555	2,159,522
BorgWarner, Inc.	18,185	704,487
Gentex Corp.	21,532	554,449
Lear Corp.	5,264	574,039
		3,992,497
Automobiles - 0.7%
Ford Motor Co.	342,947	2,284,027
Harley-Davidson, Inc.	13,531	332,051
Thor Industries, Inc.	4,847	461,725
		3,077,803
Distributors - 0.4%
Genuine Parts Co.	12,350	1,175,350
LKQ Corp. (a)	26,619	738,145
		1,913,495
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,625	247,065
Frontdoor, Inc. (a)	6,316	245,756
Graham Holdings Co.	348	140,630
Grand Canyon Education, Inc. (a)	4,096	327,434
H&R Block, Inc.	4,973	81,010
Service Corp. International	15,113	637,466
ServiceMaster Global Holdings, Inc. (a)	11,624	463,565
		2,142,926
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	20,059	530,561
Carnival Corp. (b)	41,373	628,042
Choice Hotels International, Inc.	3,083	265,015
Darden Restaurants, Inc.	11,431	1,151,559
Dunkin' Brands Group, Inc.	1,053	86,251
Extended Stay America, Inc. unit	15,710	187,735
Hilton Worldwide Holdings, Inc.	23,999	2,047,595
Hyatt Hotels Corp. Class A (b)	3,033	161,871
MGM Mirage, Inc.	41,371	899,819
Norwegian Cruise Line Holdings Ltd. (a)(b)	24,186	413,822
Planet Fitness, Inc. (a)	3,073	189,358
Royal Caribbean Cruises Ltd. (b)	15,438	999,302
Six Flags Entertainment Corp.	6,625	134,488
Vail Resorts, Inc.	3,230	691,123
Wyndham Destinations, Inc.	7,459	229,439
Wyndham Hotels & Resorts, Inc.	8,049	406,475
Wynn Resorts Ltd.	6,478	465,185
Yum China Holdings, Inc.	32,792	1,736,336
		11,223,976
Household Durables - 2.5%
D.R. Horton, Inc.	29,072	2,198,715
Garmin Ltd.	13,150	1,247,409
Leggett & Platt, Inc. (b)	11,609	477,943
Lennar Corp.:
Class A	23,679	1,934,101
Class B	1,531	100,525
Mohawk Industries, Inc. (a)	5,106	498,295
Newell Brands, Inc.	33,765	579,407
NVR, Inc. (a)	264	1,077,944
PulteGroup, Inc.	23,510	1,088,278
Tempur Sealy International, Inc. (a)	1,062	94,720
Toll Brothers, Inc.	10,175	495,116
Whirlpool Corp.	5,362	986,018
		10,778,471
Internet & Direct Marketing Retail - 0.4%
Expedia, Inc.	10,558	968,063
GrubHub, Inc. (a)	7,310	528,732
Qurate Retail, Inc. Series A (a)	33,762	242,411
Wayfair LLC Class A (a)(b)	508	147,833
		1,887,039
Leisure Products - 0.6%
Brunswick Corp.	6,914	407,304
Hasbro, Inc.	11,186	925,306
Mattel, Inc. (a)	12,111	141,699
Peloton Interactive, Inc. Class A (a)	6,511	646,152
Polaris, Inc.	4,585	432,549
		2,553,010
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	10,775	984,189
Kohl's Corp.	13,968	258,827
Nordstrom, Inc. (b)	9,472	112,906
Ollie's Bargain Outlet Holdings, Inc. (a)	546	47,693
		1,403,615
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	5,851	898,129
AutoNation, Inc. (a)	5,079	268,831
AutoZone, Inc. (a)	839	988,040
Best Buy Co., Inc.	16,436	1,829,162
Burlington Stores, Inc. (a)	598	123,242
CarMax, Inc. (a)	13,225	1,215,510
Dick's Sporting Goods, Inc. (b)	5,418	313,594
Foot Locker, Inc.	9,173	302,984
Gap, Inc.	16,175	275,460
L Brands, Inc.	20,160	641,290
Penske Automotive Group, Inc.	2,762	131,637
Tiffany & Co., Inc.	10,647	1,233,455
Ulta Beauty, Inc. (a)	327	73,241
Vroom, Inc.	438	22,680
Williams-Sonoma, Inc.	5,651	511,076
		8,828,331
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	12,570	226,260
Carter's, Inc.	3,761	325,627
Columbia Sportswear Co.	2,548	221,625
Hanesbrands, Inc.	30,465	479,824
PVH Corp.	6,167	367,800
Ralph Lauren Corp.	4,167	283,231
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,731	354,511
Tapestry, Inc.	24,290	379,653
Under Armour, Inc.:
Class A (sub. vtg.) (a)	16,708	187,631
Class C (non-vtg.) (a)	17,086	168,126
VF Corp.	26,699	1,875,605
		4,869,893

TOTAL CONSUMER DISCRETIONARY		52,671,056

CONSUMER STAPLES - 4.4%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	579	39,766
Class B (non-vtg.)	2,321	174,818
Molson Coors Beverage Co. Class B	15,341	514,844
		729,428
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc. (a)(b)	2,496	34,570
Casey's General Stores, Inc.	3,237	575,053
Grocery Outlet Holding Corp. (a)(b)	2,862	112,534
Kroger Co.	68,105	2,309,441
Sprouts Farmers Market LLC (a)	1,606	33,614
U.S. Foods Holding Corp. (a)	19,272	428,224
		3,493,436
Food Products - 3.1%
Archer Daniels Midland Co.	48,722	2,265,086
Beyond Meat, Inc. (a)(b)	903	149,952
Bunge Ltd.	11,924	544,927
Campbell Soup Co.	7,749	374,819
Conagra Brands, Inc.	42,866	1,530,745
Flowers Foods, Inc.	17,127	416,700
Hormel Foods Corp. (b)	24,536	1,199,565
Ingredion, Inc.	5,901	446,588
Kellogg Co.	14,588	942,239
Lamb Weston Holdings, Inc. (b)	9,890	655,410
McCormick & Co., Inc. (non-vtg.)	4,808	933,233
Pilgrim's Pride Corp. (a)	3,111	46,556
Post Holdings, Inc. (a)	5,597	481,342
Seaboard Corp.	22	62,407
The Hain Celestial Group, Inc. (a)	7,214	247,440
The Hershey Co.	2,969	425,576
The J.M. Smucker Co.	9,708	1,121,468
TreeHouse Foods, Inc. (a)	4,994	202,407
Tyson Foods, Inc. Class A	25,283	1,503,833
		13,550,293
Household Products - 0.2%
Clorox Co.	3,231	679,059
Energizer Holdings, Inc.	1,109	43,406
Reynolds Consumer Products, Inc.	3,095	94,769
Spectrum Brands Holdings, Inc.	3,766	215,265
		1,032,499
Personal Products - 0.1%
Coty, Inc. Class A	25,007	67,519
Herbalife Nutrition Ltd. (a)	6,880	320,952
Nu Skin Enterprises, Inc. Class A	4,549	227,859
		616,330

TOTAL CONSUMER STAPLES		19,421,986

ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	57,698	766,806
Halliburton Co.	76,999	927,838
Helmerich & Payne, Inc.	9,066	132,817
National Oilwell Varco, Inc.	34,095	308,901
		2,136,362
Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream GP LP	24,888	133,649
Apache Corp.	33,405	316,345
Cabot Oil & Gas Corp.	34,441	597,896
Cimarex Energy Co.	8,926	217,170
Concho Resources, Inc.	17,132	755,864
Continental Resources, Inc.	6,489	79,685
Devon Energy Corp.	33,510	317,005
Diamondback Energy, Inc.	13,854	417,282
EQT Corp.	22,541	291,455
Equitrans Midstream Corp.	32,768	277,217
Hess Corp.	24,128	987,559
HollyFrontier Corp.	13,218	260,527
Marathon Oil Corp.	69,819	285,560
Marathon Petroleum Corp.	56,905	1,669,593
Murphy Oil Corp. (b)	12,617	112,544
Noble Energy, Inc.	41,815	357,518
Occidental Petroleum Corp.	73,785	738,588
ONEOK, Inc.	38,551	1,001,555
Parsley Energy, Inc. Class A	26,680	249,725
Pioneer Natural Resources Co.	14,424	1,240,320
Targa Resources Corp.	20,405	286,282
The Williams Companies, Inc.	106,905	2,100,683
WPX Energy, Inc. (a)	34,894	170,981
		12,865,003

TOTAL ENERGY		15,001,365

FINANCIALS - 14.7%
Banks - 3.7%
Associated Banc-Corp.	13,152	165,978
Bank of Hawaii Corp.	3,421	172,829
Bank OZK	10,852	231,365
BOK Financial Corp.	2,721	140,159
Citizens Financial Group, Inc.	37,480	947,494
Comerica, Inc.	12,232	467,874
Commerce Bancshares, Inc.	8,840	497,604
Cullen/Frost Bankers, Inc.	4,923	314,826
East West Bancorp, Inc.	12,386	405,518
Fifth Third Bancorp	62,546	1,333,481
First Citizens Bancshares, Inc.	547	174,373
First Hawaiian, Inc.	11,247	162,744
First Horizon National Corp.	48,096	453,545
First Republic Bank	14,975	1,633,174
FNB Corp., Pennsylvania	28,495	193,196
Huntington Bancshares, Inc.	88,827	814,544
KeyCorp	85,436	1,019,251
M&T Bank Corp.	11,257	1,036,657
PacWest Bancorp	10,126	172,952
Peoples United Financial, Inc.	37,247	384,017
Pinnacle Financial Partners, Inc.	6,508	231,620
Popular, Inc.	7,294	264,553
Prosperity Bancshares, Inc.	7,839	406,295
Regions Financial Corp.	84,495	974,227
Signature Bank	4,570	379,264
Sterling Bancorp	16,773	176,452
SVB Financial Group (a)	4,520	1,087,602
Synovus Financial Corp.	12,876	272,585
TCF Financial Corp.	13,282	310,268
Umpqua Holdings Corp.	19,427	206,315
Webster Financial Corp.	7,884	208,216
Western Alliance Bancorp.	8,598	271,869
Wintrust Financial Corp.	5,027	201,331
Zions Bancorp NA	14,236	415,976
		16,128,154
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	4,089	279,606
Ameriprise Financial, Inc.	10,576	1,629,867
Apollo Global Management LLC Class A	7,555	338,086
Carlyle Group LP (b)	9,350	230,665
Cboe Global Markets, Inc.	7,525	660,244
E*TRADE Financial Corp.	19,446	973,272
Eaton Vance Corp. (non-vtg.)	9,725	371,009
Evercore, Inc. Class A	3,511	229,830
Franklin Resources, Inc. (b)	23,805	484,432
Interactive Brokers Group, Inc.	6,480	313,178
Invesco Ltd.	33,054	377,146
KKR & Co. LP	46,850	1,608,829
Lazard Ltd. Class A	8,933	295,236
LPL Financial	6,354	487,161
Morningstar, Inc.	302	48,504
Northern Trust Corp.	16,888	1,316,757
Raymond James Financial, Inc.	10,790	785,080
SEI Investments Co.	10,119	513,236
State Street Corp.	30,960	1,836,857
T. Rowe Price Group, Inc.	14,840	1,902,785
TD Ameritrade Holding Corp.	22,827	893,677
The NASDAQ OMX Group, Inc.	10,058	1,234,217
Tradeweb Markets, Inc. Class A	1,089	63,162
Virtu Financial, Inc. Class A	588	13,530
		16,886,366
Consumer Finance - 1.0%
Ally Financial, Inc.	32,851	823,575
Credit Acceptance Corp. (a)(b)	812	274,976
Discover Financial Services	26,952	1,557,287
LendingTree, Inc. (a)	35	10,741
OneMain Holdings, Inc.	5,640	176,250
Santander Consumer U.S.A. Holdings, Inc.	6,440	117,144
SLM Corp.	25,482	206,149
Synchrony Financial	51,271	1,341,762
		4,507,884
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	35,736	651,825
Jefferies Financial Group, Inc.	19,884	357,912
Voya Financial, Inc.	11,032	528,764
		1,538,501
Insurance - 5.2%
Alleghany Corp.	1,109	577,179
American Financial Group, Inc.	6,377	427,131
American National Group, Inc.	641	43,287
Arch Capital Group Ltd. (a)	34,575	1,011,319
Arthur J. Gallagher & Co.	16,557	1,748,088
Assurant, Inc.	5,242	635,907
Assured Guaranty Ltd.	6,999	150,339
Athene Holding Ltd. (a)	10,151	345,946
Axis Capital Holdings Ltd.	6,648	292,778
Brighthouse Financial, Inc. (a)	8,247	221,927
Brown & Brown, Inc.	19,622	888,288
Cincinnati Financial Corp.	13,166	1,026,553
CNA Financial Corp.	2,435	73,026
Erie Indemnity Co. Class A	952	200,187
Everest Re Group Ltd.	3,463	684,081
First American Financial Corp.	9,537	485,529
FNF Group	24,166	756,637
Globe Life, Inc.	9,221	736,758
GoHealth, Inc. (a)	3,261	42,475
Hanover Insurance Group, Inc.	3,330	310,289
Hartford Financial Services Group, Inc.	31,448	1,159,173
Kemper Corp.	5,410	361,550
Lemonade, Inc. (a)	1,102	54,791
Lincoln National Corp.	14,804	463,809
Loews Corp.	21,064	731,974
Markel Corp. (a)	1,188	1,156,756
Mercury General Corp.	2,369	98,006
Old Republic International Corp.	24,911	367,188
Primerica, Inc.	1,289	145,837
Principal Financial Group, Inc.	23,882	961,728
Prudential Financial, Inc.	34,813	2,211,322
Reinsurance Group of America, Inc.	5,955	566,856
RenaissanceRe Holdings Ltd.	2,946	500,054
Unum Group	17,878	300,887
W.R. Berkley Corp.	12,241	748,537
White Mountains Insurance Group Ltd.	268	208,772
Willis Towers Watson PLC	11,317	2,363,216
		23,058,180
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	48,862	679,670
Annaly Capital Management, Inc.	123,487	879,227
New Residential Investment Corp.	36,509	290,247
Starwood Property Trust, Inc.	23,954	361,466
		2,210,610
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	29,945	265,313
New York Community Bancorp, Inc.	39,598	327,475
TFS Financial Corp.	4,238	62,256
		655,044

TOTAL FINANCIALS		64,984,739

HEALTH CARE - 7.9%
Biotechnology - 0.9%
Acceleron Pharma, Inc. (a)	268	30,158
Agios Pharmaceuticals, Inc. (a)	4,819	168,665
Alexion Pharmaceuticals, Inc. (a)	15,830	1,811,427
Alkermes PLC (a)	14,061	232,991
BioMarin Pharmaceutical, Inc. (a)	1,458	110,925
bluebird bio, Inc. (a)	3,168	170,914
Exact Sciences Corp. (a)	1,690	172,296
Exelixis, Inc. (a)	16,979	415,137
Ionis Pharmaceuticals, Inc. (a)	5,840	277,108
Sage Therapeutics, Inc. (a)	4,210	257,315
United Therapeutics Corp. (a)	3,816	385,416
		4,032,352
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	19,215	840,272
Envista Holdings Corp. (a)	14,020	346,014
Globus Medical, Inc. (a)	6,562	324,950
Haemonetics Corp. (a)	290	25,303
Hill-Rom Holdings, Inc.	5,172	431,914
Hologic, Inc. (a)	6,809	452,594
ICU Medical, Inc. (a)	1,260	230,278
Integra LifeSciences Holdings Corp. (a)	6,327	298,761
STERIS PLC	6,997	1,232,801
Tandem Diabetes Care, Inc. (a)	561	63,674
Teleflex, Inc.	1,514	515,396
The Cooper Companies, Inc.	3,764	1,268,920
Varian Medical Systems, Inc. (a)	6,971	1,199,012
Zimmer Biomet Holdings, Inc.	18,217	2,480,062
		9,709,951
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	7,805	230,091
AmerisourceBergen Corp.	6,660	645,487
DaVita HealthCare Partners, Inc. (a)	6,069	519,810
Encompass Health Corp.	4,778	310,474
Henry Schein, Inc. (a)	12,525	736,220
Laboratory Corp. of America Holdings (a)	8,057	1,516,891
McKesson Corp.	3,621	539,276
Molina Healthcare, Inc. (a)	1,705	312,083
Oak Street Health, Inc. (a)	701	37,461
Premier, Inc.	5,342	175,378
Quest Diagnostics, Inc.	11,753	1,345,601
Universal Health Services, Inc. Class B	6,471	692,526
		7,061,298
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	5,574	80,879
Teladoc Health, Inc. (a)(b)	597	130,886
		211,765
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	24,871	2,510,479
Berkeley Lights, Inc. (a)	367	28,024
Bio-Rad Laboratories, Inc. Class A (a)	1,857	957,209
Bio-Techne Corp.	198	49,051
Bruker Corp.	5,271	209,522
Charles River Laboratories International, Inc. (a)	483	109,375
IQVIA Holdings, Inc. (a)	10,385	1,636,988
Mettler-Toledo International, Inc. (a)	123	118,787
PerkinElmer, Inc.	7,889	990,148
PPD, Inc.	2,136	79,011
PRA Health Sciences, Inc. (a)	817	82,876
QIAGEN NV (a)	19,771	1,033,232
Syneos Health, Inc. (a)	5,465	290,519
Waters Corp. (a)	4,982	974,878
		9,070,099
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	14,290	1,224,081
Elanco Animal Health, Inc. (a)	35,152	981,795
Horizon Therapeutics PLC (a)	1,253	97,333
Jazz Pharmaceuticals PLC (a)	4,754	677,873
Mylan NV (a)	45,335	672,318
Nektar Therapeutics (a)(b)	15,390	255,320
Perrigo Co. PLC	12,009	551,333
Reata Pharmaceuticals, Inc. (a)(b)	219	21,335
Royalty Pharma PLC	4,235	178,166
		4,659,554

TOTAL HEALTH CARE		34,745,019

INDUSTRIALS - 17.3%
Aerospace & Defense - 1.3%
BWX Technologies, Inc.	2,964	166,903
Curtiss-Wright Corp.	3,654	340,772
HEICO Corp.	759	79,437
HEICO Corp. Class A	1,324	117,386
Hexcel Corp.	7,403	248,371
Howmet Aerospace, Inc.	34,723	580,569
Huntington Ingalls Industries, Inc.	3,143	442,377
Mercury Systems, Inc. (a)	881	68,242
Spirit AeroSystems Holdings, Inc. Class A	9,097	172,024
Teledyne Technologies, Inc. (a)	3,189	989,260
Textron, Inc.	20,026	722,738
TransDigm Group, Inc.	3,575	1,698,554
Virgin Galactic Holdings, Inc. (a)(b)	813	15,634
		5,642,267
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	9,821	1,003,608
Expeditors International of Washington, Inc.	5,645	510,985
XPO Logistics, Inc. (a)	7,585	642,146
		2,156,739
Airlines - 1.3%
Alaska Air Group, Inc.	10,521	385,384
American Airlines Group, Inc. (b)	44,458	546,389
Copa Holdings SA Class A	2,720	136,925
Delta Air Lines, Inc.	56,091	1,715,263
JetBlue Airways Corp. (a)	23,950	271,354
Southwest Airlines Co.	51,851	1,944,413
United Airlines Holdings, Inc. (a)	25,519	886,785
		5,886,513
Building Products - 2.7%
A.O. Smith Corp.	11,665	615,912
Allegion PLC	2,852	282,091
Armstrong World Industries, Inc.	2,605	179,250
Carrier Global Corp.	48,966	1,495,422
Fortune Brands Home & Security, Inc.	12,108	1,047,584
Johnson Controls International PLC	65,515	2,676,288
Lennox International, Inc.	3,039	828,462
Masco Corp.	23,104	1,273,724
Owens Corning	9,399	646,745
The AZEK Co., Inc.	2,931	102,028
Trane Technologies PLC	21,011	2,547,584
		11,695,090
Commercial Services & Supplies - 0.9%
ADT, Inc.	13,383	109,339
Cintas Corp.	891	296,552
Clean Harbors, Inc. (a)	4,527	253,648
IAA Spinco, Inc. (a)	8,996	468,422
MSA Safety, Inc.	2,490	334,083
Republic Services, Inc.	18,461	1,723,334
Rollins, Inc.	1,608	87,138
Stericycle, Inc. (a)	8,033	506,561
		3,779,077
Construction & Engineering - 0.5%
AECOM (a)	13,421	561,535
Jacobs Engineering Group, Inc.	11,000	1,020,470
Quanta Services, Inc.	9,585	506,663
Valmont Industries, Inc.	1,863	231,347
		2,320,015
Electrical Equipment - 1.2%
Acuity Brands, Inc.	3,457	353,824
AMETEK, Inc.	20,154	2,003,308
Generac Holdings, Inc. (a)	467	90,430
GrafTech International Ltd.	5,892	40,301
Hubbell, Inc. Class B	4,746	649,443
nVent Electric PLC	13,822	244,511
Regal Beloit Corp.	3,560	334,177
Rockwell Automation, Inc.	5,240	1,156,363
Sensata Technologies, Inc. PLC (a)	13,560	584,978
		5,457,335
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	4,749	581,135
Machinery - 6.0%
AGCO Corp.	5,413	402,024
Allison Transmission Holdings, Inc.	3,441	120,917
Colfax Corp. (a)	8,784	275,466
Crane Co.	4,280	214,556
Cummins, Inc.	12,965	2,737,689
Donaldson Co., Inc.	10,003	464,339
Dover Corp.	12,631	1,368,443
Flowserve Corp.	11,436	312,088
Fortive Corp.	26,161	1,993,730
Gates Industrial Corp. PLC (a)	3,871	43,046
Graco, Inc.	7,256	445,156
IDEX Corp.	6,621	1,207,737
Ingersoll Rand, Inc. (a)	30,474	1,084,874
ITT, Inc.	7,584	447,835
Lincoln Electric Holdings, Inc. (b)	2,902	267,100
Middleby Corp. (a)	4,842	434,376
Nordson Corp.	912	174,940
Oshkosh Corp.	5,938	436,443
Otis Worldwide Corp.	35,894	2,240,503
PACCAR, Inc.	29,829	2,543,817
Parker Hannifin Corp.	11,260	2,278,348
Pentair PLC	14,504	663,848
Snap-On, Inc.	4,729	695,778
Stanley Black & Decker, Inc.	13,561	2,199,594
Timken Co.	5,569	301,951
Toro Co.	918	77,066
Trinity Industries, Inc. (b)	7,877	153,602
Westinghouse Air Brake Co.	15,912	984,635
Woodward, Inc.	4,877	390,940
Xylem, Inc.	15,727	1,322,955
		26,283,796
Marine - 0.1%
Kirby Corp. (a)	5,287	191,231
Professional Services - 0.9%
CoreLogic, Inc.	6,605	446,960
Dun & Bradstreet Holdings, Inc. (a)	3,791	97,277
Equifax, Inc.	2,745	430,691
FTI Consulting, Inc. (a)	3,167	335,607
IHS Markit Ltd.	15,884	1,247,053
Manpower, Inc.	5,078	372,370
Nielsen Holdings PLC	31,329	444,245
Robert Half International, Inc.	9,809	519,288
TransUnion Holding Co., Inc.	1,468	123,503
		4,016,994
Road & Rail - 0.9%
AMERCO	789	280,868
J.B. Hunt Transport Services, Inc.	5,379	679,798
Kansas City Southern	8,336	1,507,399
Knight-Swift Transportation Holdings, Inc. Class A	10,983	447,008
Landstar System, Inc.	622	78,055
Lyft, Inc. (a)(b)	21,329	587,614
Old Dominion Freight Lines, Inc.	1,192	215,657
Ryder System, Inc.	4,660	196,838
Schneider National, Inc. Class B	5,117	126,543
		4,119,780
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	9,430	277,431
Fastenal Co.	9,553	430,745
HD Supply Holdings, Inc. (a)	14,125	582,515
MSC Industrial Direct Co., Inc. Class A	3,958	250,462
United Rentals, Inc. (a)	6,328	1,104,236
Univar, Inc. (a)	14,804	249,892
W.W. Grainger, Inc.	1,046	373,181
Watsco, Inc.	2,862	666,531
		3,934,993
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	6,372	171,343

TOTAL INDUSTRIALS		76,236,308

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	930	192,445
Ciena Corp. (a)	13,448	533,751
CommScope Holding Co., Inc. (a)	15,728	141,552
EchoStar Holding Corp. Class A (a)	4,172	103,841
F5 Networks, Inc. (a)	5,360	658,047
Juniper Networks, Inc.	28,921	621,802
Lumentum Holdings, Inc. (a)	5,878	441,614
Motorola Solutions, Inc.	13,436	2,106,899
Ubiquiti, Inc. (b)	138	22,999
ViaSat, Inc. (a)	5,063	174,117
		4,997,067
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	10,336	1,119,079
Arrow Electronics, Inc. (a)	6,762	531,899
Avnet, Inc.	8,717	225,247
Coherent, Inc. (a)	364	40,379
Corning, Inc.	65,951	2,137,472
Dolby Laboratories, Inc. Class A	4,885	323,778
FLIR Systems, Inc.	11,464	410,984
IPG Photonics Corp. (a)	2,915	495,463
Jabil, Inc.	10,466	358,565
Keysight Technologies, Inc. (a)	10,927	1,079,369
Littelfuse, Inc.	2,071	367,271
National Instruments Corp.	11,293	403,160
SYNNEX Corp.	3,652	511,499
Trimble, Inc. (a)	21,927	1,067,845
Zebra Technologies Corp. Class A (a)	392	98,964
		9,170,974
IT Services - 1.6%
Akamai Technologies, Inc. (a)	2,491	275,355
Alliance Data Systems Corp.	4,060	170,439
Amdocs Ltd.	11,654	669,056
BigCommerce Holdings, Inc. (a)(b)	130	10,829
CACI International, Inc. Class A (a)	1,825	389,017
DXC Technology Co.	22,248	397,127
Euronet Worldwide, Inc. (a)	4,406	401,387
Genpact Ltd.	10,080	392,616
Jack Henry & Associates, Inc.	1,466	238,357
Leidos Holdings, Inc.	10,682	952,300
Paychex, Inc.	5,928	472,877
Sabre Corp.	23,936	155,823
Science Applications International Corp.	4,444	348,498
The Western Union Co.	29,058	622,713
Twilio, Inc. Class A (a)	2,025	500,357
VeriSign, Inc. (a)	3,661	749,956
WEX, Inc. (a)	3,539	491,815
		7,238,522
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc. (a)	5,136	346,423
Cree, Inc. (a)	9,515	606,486
Entegris, Inc.	744	55,309
First Solar, Inc. (a)	8,072	534,366
Marvell Technology Group Ltd.	57,983	2,301,925
Maxim Integrated Products, Inc.	15,599	1,054,648
Microchip Technology, Inc.	5,328	547,505
MKS Instruments, Inc.	1,170	127,799
ON Semiconductor Corp. (a)	35,677	773,834
Qorvo, Inc. (a)	10,035	1,294,615
Skyworks Solutions, Inc.	14,669	2,134,340
		9,777,250
Software - 1.3%
2U, Inc. (a)(b)	3,966	134,289
Aspen Technology, Inc. (a)	399	50,509
CDK Global, Inc.	9,333	406,825
Ceridian HCM Holding, Inc. (a)	2,835	234,313
Citrix Systems, Inc.	7,894	1,087,083
Crowdstrike Holdings, Inc. (a)	3,659	502,454
Duck Creek Technologies, Inc. (a)(b)	211	9,586
FireEye, Inc. (a)	15,288	188,730
Guidewire Software, Inc. (a)	5,919	617,174
Jamf Holding Corp. (a)(b)	882	33,172
Manhattan Associates, Inc. (a)	593	56,626
nCino, Inc. (a)	113	9,004
Nuance Communications, Inc. (a)	24,737	821,021
Pegasystems, Inc.	346	41,880
RealPage, Inc. (a)	961	55,392
SolarWinds, Inc. (a)	4,040	82,174
SS&C Technologies Holdings, Inc.	15,642	946,654
Synopsys, Inc. (a)	955	204,351
Teradata Corp. (a)(b)	2,200	49,940
		5,531,177
Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	113,432	1,062,858
HP, Inc.	125,897	2,390,784
NCR Corp. (a)	11,288	249,916
NetApp, Inc.	8,890	389,738
Pure Storage, Inc. Class A (a)	8,950	137,741
Western Digital Corp.	26,381	964,226
Xerox Holdings Corp.	15,906	298,556
		5,493,819

TOTAL INFORMATION TECHNOLOGY		42,208,809

MATERIALS - 7.0%
Chemicals - 3.4%
Albemarle Corp. U.S.	9,278	828,340
Ashland Global Holdings, Inc.	4,858	344,529
Axalta Coating Systems Ltd. (a)	18,502	410,189
Cabot Corp.	4,833	174,133
Celanese Corp. Class A	10,355	1,112,645
CF Industries Holdings, Inc.	18,769	576,396
Corteva, Inc.	65,977	1,900,797
Eastman Chemical Co.	11,918	931,034
Element Solutions, Inc. (a)	19,300	202,843
FMC Corp.	9,143	968,335
Huntsman Corp.	17,581	390,474
International Flavors & Fragrances, Inc. (b)	9,404	1,151,520
LyondellBasell Industries NV Class A	22,553	1,589,761
NewMarket Corp.	102	34,917
Olin Corp.	12,372	153,165
PPG Industries, Inc.	20,747	2,532,794
RPM International, Inc.	1,820	150,769
The Chemours Co. LLC	14,475	302,672
The Mosaic Co.	30,365	554,769
The Scotts Miracle-Gro Co. Class A	221	33,793
Valvoline, Inc.	16,397	312,199
W.R. Grace & Co.	3,131	126,148
Westlake Chemical Corp.	3,011	190,355
		14,972,577
Construction Materials - 0.7%
Eagle Materials, Inc.	3,653	315,327
Martin Marietta Materials, Inc.	5,461	1,285,301
Vulcan Materials Co.	11,617	1,574,568
		3,175,196
Containers & Packaging - 1.9%
Amcor PLC	117,793	1,301,613
Aptargroup, Inc.	5,640	638,448
Ardagh Group SA	1,603	22,522
Avery Dennison Corp.	4,300	549,712
Ball Corp.	1,773	147,372
Berry Global Group, Inc. (a)	7,749	374,432
Crown Holdings, Inc. (a)	10,217	785,279
Graphic Packaging Holding Co.	19,253	271,275
International Paper Co.	34,586	1,402,116
Packaging Corp. of America	8,233	897,809
Sealed Air Corp.	13,658	530,067
Silgan Holdings, Inc.	6,945	255,368
Sonoco Products Co.	8,801	449,467
WestRock Co.	22,559	783,700
		8,409,180
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	127,526	1,994,507
Nucor Corp.	26,490	1,188,341
Reliance Steel & Aluminum Co.	5,570	568,363
Royal Gold, Inc.	1,647	197,920
Steel Dynamics, Inc.	17,621	504,489
		4,453,620

TOTAL MATERIALS		31,010,573

REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Alexandria Real Estate Equities, Inc.	11,011	1,761,760
American Campus Communities, Inc.	12,001	419,075
American Homes 4 Rent Class A	22,811	649,657
Americold Realty Trust	16,123	576,397
Apartment Investment & Management Co. Class A	13,010	438,697
Apple Hospitality (REIT), Inc.	18,190	174,806
AvalonBay Communities, Inc.	12,374	1,847,933
Boston Properties, Inc.	13,678	1,098,343
Brandywine Realty Trust (SBI)	14,622	151,191
Brixmor Property Group, Inc.	26,049	304,513
Brookfield Property REIT, Inc. Class A (b)	389	4,761
Camden Property Trust (SBI)	8,287	737,377
CoreSite Realty Corp.	1,137	135,167
Corporate Office Properties Trust (SBI)	9,982	236,773
Cousins Properties, Inc.	12,990	371,384
CubeSmart	16,978	548,559
CyrusOne, Inc.	10,253	718,018
Douglas Emmett, Inc.	14,625	367,088
Duke Realty Corp.	32,389	1,195,154
Empire State Realty Trust, Inc.	12,499	76,494
EPR Properties	6,422	176,605
Equity Commonwealth	10,268	273,437
Equity Lifestyle Properties, Inc.	9,015	552,620
Equity Residential (SBI)	32,320	1,658,986
Essex Property Trust, Inc.	5,734	1,151,330
Extra Space Storage, Inc.	3,296	352,639
Federal Realty Investment Trust (SBI)	6,616	485,879
First Industrial Realty Trust, Inc.	11,089	441,342
Gaming & Leisure Properties	18,096	668,285
Healthcare Trust of America, Inc.	19,107	496,782
Healthpeak Properties, Inc.	47,425	1,287,589
Highwoods Properties, Inc. (SBI)	9,045	303,641
Host Hotels & Resorts, Inc.	61,457	663,121
Hudson Pacific Properties, Inc.	13,315	291,998
Invitation Homes, Inc.	49,338	1,380,971
Iron Mountain, Inc.	10,481	280,786
JBG SMITH Properties	10,792	288,578
Kilroy Realty Corp.	10,095	524,536
Kimco Realty Corp.	36,205	407,668
Lamar Advertising Co. Class A	7,553	499,782
Life Storage, Inc.	4,098	431,396
Medical Properties Trust, Inc.	45,711	805,885
Mid-America Apartment Communities, Inc.	10,009	1,160,544
National Retail Properties, Inc.	15,054	519,514
Omega Healthcare Investors, Inc.	19,780	592,213
Outfront Media, Inc.	12,749	185,498
Paramount Group, Inc.	16,419	116,247
Park Hotels & Resorts, Inc.	20,903	208,821
Rayonier, Inc.	11,673	308,634
Realty Income Corp.	30,247	1,837,505
Regency Centers Corp.	14,814	563,228
Rexford Industrial Realty, Inc.	10,857	496,816
Simon Property Group, Inc.	5,680	367,382
SL Green Realty Corp.	6,419	297,649
Spirit Realty Capital, Inc.	9,045	305,269
Store Capital Corp.	20,483	561,849
Sun Communities, Inc.	8,498	1,194,904
Taubman Centers, Inc.	5,207	173,341
UDR, Inc.	25,740	839,381
Ventas, Inc.	32,822	1,377,211
VEREIT, Inc.	94,947	617,156
VICI Properties, Inc.	46,999	1,098,367
Vornado Realty Trust	15,426	520,010
Weingarten Realty Investors (SBI)	10,525	178,504
Welltower, Inc.	36,777	2,026,045
Weyerhaeuser Co.	65,692	1,873,536
WP Carey, Inc.	15,041	980,072
		43,636,699
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	29,324	1,377,348
Howard Hughes Corp. (a)	3,454	198,950
Jones Lang LaSalle, Inc.	4,523	432,670
		2,008,968

TOTAL REAL ESTATE		45,645,667

UTILITIES - 9.0%
Electric Utilities - 4.1%
Alliant Energy Corp.	21,953	1,133,872
Avangrid, Inc. (b)	5,012	252,906
Edison International	31,456	1,599,223
Entergy Corp.	17,669	1,740,927
Evergy, Inc.	19,903	1,011,470
Eversource Energy	30,199	2,523,126
FirstEnergy Corp.	47,681	1,368,922
Hawaiian Electric Industries, Inc.	9,465	314,617
IDACORP, Inc.	4,425	353,558
NRG Energy, Inc.	13,951	428,854
OGE Energy Corp.	17,556	526,504
PG&E Corp. (a)	113,896	1,069,483
Pinnacle West Capital Corp.	9,889	737,225
PPL Corp.	67,771	1,844,049
Xcel Energy, Inc.	46,233	3,190,529
		18,095,265
Gas Utilities - 0.5%
Atmos Energy Corp.	10,647	1,017,747
National Fuel Gas Co.	7,641	310,148
UGI Corp.	18,283	602,973
		1,930,868
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	58,141	1,052,934
Vistra Corp.	42,886	808,830
		1,861,764
Multi-Utilities - 3.3%
Ameren Corp.	21,657	1,712,636
CenterPoint Energy, Inc.	44,283	856,876
CMS Energy Corp.	25,121	1,542,681
Consolidated Edison, Inc.	29,468	2,292,610
DTE Energy Co.	16,894	1,943,486
MDU Resources Group, Inc.	17,481	393,323
NiSource, Inc.	33,651	740,322
Public Service Enterprise Group, Inc.	44,440	2,440,200
WEC Energy Group, Inc.	27,780	2,691,882
		14,614,016
Water Utilities - 0.7%
American Water Works Co., Inc.	15,937	2,308,953
Essential Utilities, Inc.	19,656	791,154
		3,100,107

TOTAL UTILITIES		39,602,020

TOTAL COMMON STOCKS
(Cost $413,977,282)		439,411,557

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.10% (c)	4,983,198	4,984,194
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	10,375,243	10,376,281
TOTAL MONEY MARKET FUNDS
(Cost $15,360,475)		15,360,475
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $429,337,757)		454,772,032
NET OTHER ASSETS (LIABILITIES) - (3.3)%(e)		(14,445,351)
NET ASSETS - 100%		$440,326,681

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Dec. 2020	$742,360	$285	$285

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $94,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,293
Fidelity Securities Lending Cash Central Fund	4,177
Total	$5,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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